Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF (PPTY)
(the “Fund”)

January 2, 2020

Supplement to the
Prospectus and Statement of Additional Information,
each dated June 30, 2019

Effective immediately, ALPS Distributors, Inc. (the “Distributor”) has replaced Quasar Distributors, LLC as the Fund’s distributor. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor is not affiliated with the Fund or its investment adviser or sub-adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.